TERM DEBT - BDC Term Loan (Detail Textuals 1)	3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CAD	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Mar. 31, 2013 BDC term loan	Dec. 31, 2012 BDC term loan	Jun. 04, 2012 Apex BDC term loan Term credit facility CAD	Mar. 31, 2013 Apex BDC term loan Term credit facility USD ($)	Mar. 31, 2013 Apex BDC term loan Term credit facility CAD	Dec. 31, 2012 Apex BDC term loan Term credit facility USD ($)	Dec. 31, 2012 Apex BDC term loan Term credit facility CAD	Jun. 04, 2012 Apex BDC term loan Term credit facility USD ($)
Debt Instrument [Line Items]
Aggregate amount of credit facility									1,700,000					$ 1,632,000
Percent equal to principal amount outstanding under the Term Loan														12.00%
Debt instrument interest extension period									1 year
Line of credit facility extension fee percentage									2.00%
Line of credit facility additional periodic interest payment									20,000
Percentage of Apex's free cash flow for mandatory repayments of term loan									50.00%
Maximum annual cash flow sweep									425,000		425,000		425,000
Estimated amount of term loan under mandatory repayments		0			0							0
Financing costs paid	$ 118,000		$ 100,000	$ 270,000		$ 109,000				$ 70,000		$ 70,000
Terms of the BDC loan agreement, description							The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or(b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,	The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or (b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,
Percentage of value of company and acquiree paid as bonus on fulfillment of terms							2.00%